Adjusted Earnings Before Interest, Tax, Depreciation and Amortisation (Adjusted EBITDA) - Summary of Reconciliation of Adjusted EBITDA to Profit (Loss) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Consolidated Adjusted Ebitda [Abstract]
Profit/(loss) for the year	€ 4,385	€ (24,906)	€ (33,680)
Income tax expense	4,389	4,341	2,335
Profit / (loss) before tax	8,774	(20,565)	(31,345)
Adjustments for:
- Addition (subtraction) of net finance income/(costs)	(331)	11,415	9,868
- Addition (subtraction) of share of profit/(loss) equity-method inv.	(3,561)	(1,455)	(1,011)
Addition of depreciation	20,281	23,258	24,196
Addition of amortisation	1,090	907	917
- Subtraction of government grants related to PPE	(1,306)	(1,241)	(1,626)
Adjusted EBITDA	€ 24,947	€ 12,319	€ 999